Segmental information - Summary of performance of operating segments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Consolidated sales revenue	$ 26,802	$ 26,667
Underlying EBITDA	12,093	11,728
Proceeds from disposal of property, plant and equipment	17	8
Purchases of property, plant and equipment and intangible assets	4,018	3,001
Subsidiaries
Disclosure of operating segments [line items]
Share of sales revenue of equity accounted units	121	21
Other operations
Disclosure of operating segments [line items]
Consolidated sales revenue	49	97
Underlying EBITDA	85	(395)
Capital expenditure	754	32
Share of equity accounted units
Disclosure of operating segments [line items]
Share of equity accounted units	(1,978)	(1,515)
Central pension costs, share-based payments, insurance and derivatives
Disclosure of operating segments [line items]
Underlying EBITDA	(158)	167
Restructuring, project and one-off costs
Disclosure of operating segments [line items]
Underlying EBITDA	(111)	(84)
Central costs
Disclosure of operating segments [line items]
Underlying EBITDA	(494)	(512)
Central exploration and evaluation expenditures
Disclosure of operating segments [line items]
Underlying EBITDA	(114)	(134)
Other items
Disclosure of operating segments [line items]
Capital expenditure	43	49
Gross product sales
Disclosure of operating segments [line items]
Share of sales revenue of equity accounted units	2,099	1,536
Operating segments | Reportable segments
Disclosure of operating segments [line items]
Consolidated sales revenue	28,838	28,239
Underlying EBITDA	12,875	12,703
Capital expenditure	3,204	2,912
Operating segments | Iron Ore
Disclosure of operating segments [line items]
Consolidated sales revenue	15,206	15,600
Underlying EBITDA	8,807	9,792
Capital expenditure	1,258	1,094
Operating segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	6,486	6,263
Underlying EBITDA	1,577	1,140
Capital expenditure	705	597
Operating segments | Copper
Disclosure of operating segments [line items]
Consolidated sales revenue	4,408	3,487
Underlying EBITDA	1,804	1,082
Capital expenditure	970	917
Operating segments | Minerals
Disclosure of operating segments [line items]
Consolidated sales revenue	2,738	2,889
Underlying EBITDA	687	689
Capital expenditure	271	304
Inter-segment transactions
Disclosure of operating segments [line items]
Consolidated sales revenue	(107)	(154)
Underlying EBITDA	$ 10	$ (17)